Voya Global Bond Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			8.35%	(2.78%)	1.32%
Performance Inception Date		Nov. 08, 2004
Class ADV | Bloomberg Global Aggregate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.17%	(2.15%)	1.26%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.80%	(2.30%)	1.82%
Performance Inception Date		Nov. 08, 2004
Class I | Bloomberg Global Aggregate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.17%	(2.15%)	1.26%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			8.54%	(2.54%)	1.57%
Performance Inception Date		Nov. 08, 2004
Class S | Bloomberg Global Aggregate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.17%	(2.15%)	1.26%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.